Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

18.Segment Information

The Company operates and manages its business as three reportable segments: “Corn-base edible alcohol and its by-products”, “CPE” and “Foam insulation”. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions. Most of the businesses were established as a unit, and the management at the time of the establishment was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year ended December 31,
	2012			2013			2014
	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax	Net sales	Inter- segment sales	Profit (loss) before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,587,441,751	—	250,868,605	2,249,552,806	—	107,849,762	2,349,479,253	—	106,563,659
CPE	—	—		5,004,607	—	(883,268)	76,990,402	—	(2,332,900)
Foam insulation	—	—		412,739	—	(288,152)	7,350,714	—	1,383,439
Segment total	2,587,441,751		250,868,605	2,254,970,152		106,678,342	2,433,820,369		105,614,198

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—
Consolidated totals:
Revenues	2,587,441,751	—		2,254,970,152	—		2,433,820,369	—
Revenues ($)							397,748,058	—

Income before income taxes			250,868,605			106,678,342			105,614,198
Income before income taxes ($)									17,260,041

	Year ended December 31,
	2012			2013			2014
	Interest Income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,057,689
CPE	—	—	—	—	—	—	—	—	—
Foam insulation	—	—	—	—	—	—	—	—	345,860
Consolidated total	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033	2,707,003	102,884,972	26,403,549

Consolidated total ($)							442,393	16,814,017	4,315,010

	As of and Year ended December 31,
	2012			2013			2014
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,442,992,664	138,456,431	102,392,854	2,627,430,265	12,371,997	111,101,216	2,939,857,073	30,906,718	117,798,451
CPE	—	—	—	230,307,062	146,075,937	1,208,774	273,931,236	36,760,523	9,620,259
Foam insulation	—	—	—	75,818,849	30,155,128	403,314	81,546,885	2,957,910	2,584,505
Segment totals	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—
Consolidated totals	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304	3,295,335,194	70,625,151	130,003,215

Consolidated totals ($)							538,541,459	11,541,943	21,245,826

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.